NATURE OF OPERATIONS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Narrative (Details) - segment	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Number of operating segments	2
Bottom of range
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Expected warranty claims period	1 year
Bottom of range | Government royalties
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Discount rate for government royalty payments (in percent)	7.50%
Top of range
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Expected warranty claims period	3 years
Top of range | Government royalties
Disclosure of detailed information about intangible assets [line items]
Discount rate for government royalty payments (in percent)	8.50%
Capitalized development costs
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Average remaining amortization period (in years)	5 years 6 months	6 years 8 months 12 days
Customer relationships
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Average remaining amortization period (in years)	12 years 10 months 24 days	13 years 8 months 12 days
Licenses
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Average remaining amortization period (in years)	12 years 2 months 12 days	13 years 2 months 12 days
Technology, software and ERP
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Average remaining amortization period (in years)	5 years 10 months 24 days	6 years 8 months 12 days
Simulators
Disclosure of detailed information about intangible assets [line items]
Average remaining depreciation period (in years)	11 years	11 years 1 month 6 days